Fees Summary	Jul. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,419,683,028.24
Previously Paid Amount	0.00
Total Fee Amount	370,453.48
Total Offset Amount	0.00
Net Fee	$ 370,453.48